Supplementary cash flow information (Tables)	9 Months Ended
Sep. 30, 2019
Supplementary cash flow information
Schedule of additional information provided with respect to net cash provided by (used in) investing activities

Details for net cash provided by (used in) investing activities in € THOUS

	For the nine months
	ended September 30,
	2019	2018
Details for acquisitions
Assets acquired	(2,338,777)	(241,677)
Liabilities assumed	237,921	12,222
Noncontrolling interests subject to put provisions	20,715	11,805
Noncontrolling interests	61,995	42,722
Non-cash consideration	19,106	9,629
Cash paid	(1,999,040)	(165,299)
Less cash acquired	48,945	3,015
Net cash paid for acquisitions	(1,950,095)	(162,284)

Cash paid for investments	(24,190)	(574,475)
Cash paid for intangible assets	(49,853)	(71,494)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(2,024,138)	(808,253)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	43,488	1,518,351
Cash received from divestitures of securities	12,337	148,864
Cash received from repayment of loans	—	79
Proceeds from divestitures	55,825	1,667,294